Schedule of Assets (Schedule of Assets (Held at End of Year II)) (Details) - EBP 004 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
Investment, Identifier [Axis]: Cohen And Steers Realty Shares Fund Class L
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Cohen & Steers Realty Shares Fund Class L [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	2,317
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 152,154
Investment, Identifier [Axis]: Dodge And Cox Global Bond Fund X
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Dodge & Cox Global Bond Fund X [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	16,576
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 186,478
Investment, Identifier [Axis]: Fidelity Extended Market Index Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity Extended Market Index Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	26,272
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 2,644,813
Investment, Identifier [Axis]: Fidelity International Index Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Fidelity International Index Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	30,633
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 1,862,473
Investment, Identifier [Axis]: First BanCorp Common Stock
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	First BanCorp. Common Stock [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Common Stock [Member]
Number of shares held | shares	63,701
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 1,320,517
Investment, Identifier [Axis]: Schwab SAndP 500 Index Fund- Select S
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Schwab S&P 500 Index Fund- Select S [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	435,691
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 7,642,025
Investment, Identifier [Axis]: Schwab Treasury Obligations Money Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Schwab Treasury Obligation Money Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Money Market Fund [Member]
Number of shares held | shares	2,981,349
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 2,981,349
Investment, Identifier [Axis]: State Street Institutional U.S. Government Money Market Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Asset Held For Investment Party In Interest	true
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	State Street Institutional U.S. Government Money Market Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Money Market Fund [Member]
Number of shares held | shares	32,591
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 32,591
Investment, Identifier [Axis]: Vanguard Inflation-Protected Securities Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Inflation-Protected Securities Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	6,570
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 150,904
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2020 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	21,779
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Mutual Fund [Member]
Assets held for investment	$ 597,829
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2025 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	36,155
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 721,295
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2030 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	45,451
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 1,923,936
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2035 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	30,529
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 835,897
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2040 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	20,745
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 1,036,204
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2045 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	45,752
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 1,589,439
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2050 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	6,759
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 400,662
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2055 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	9,905
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 655,300
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2060 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	4,360
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 265,866
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement 2065 Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	6,177
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 247,262
Investment, Identifier [Axis]: Vanguard Target Retirement Income Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Target Retirement Income Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	24,953
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 346,103
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Total Bond Market Index Fund [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	0.1
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 1
Investment, Identifier [Axis]: Vanguard Total Bond Market Index Fund Institutional Shares
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan Investment Issuer Name Extensible Enumeration	Vanguard Total Bond Market Index Fund Institutional Shares [Member]
Employee Benefit Plan Investment Type Extensible Enumeration	Mutual Fund [Member]
Number of shares held | shares	185,473
Employee Benefit Plan Asset Held For Investment Investment Excluding Plan Interest In Master Trust Participation Status Extensible Enumeration	Employee Benefit Plan Participant Directed [Member]
Assets held for investment	$ 1,812,073
Common Stock [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Assets held for investment	1,320,517
Mutual Funds and Money Market Funds [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Assets held for investment	$ 26,084,654